Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 12, 2018
Impairment (Details) [Line Items]
Deposit amount	$ 6,982
Short-term prepaid deposits	6,982
Estimated cost			$ 9,000
Determined value		$ 3,000
Impairment loss	3,000
Impairment charge	$ 1,882
Purchase agreement (in Shares)	48,000
Washington CGU [member]
Impairment (Details) [Line Items]
Impairment charge to goodwill		24,414
Argentina CGU [member]
Impairment (Details) [Line Items]
Impairment charge to goodwill		$ 84,081
Quebec CGU [member]
Impairment (Details) [Line Items]
Impairment losses	$ 11,641
Paraguay CGU [Member]
Impairment (Details) [Line Items]
Impairment losses	8,486
Suni mineral asset [Member]
Impairment (Details) [Line Items]
Estimated cost			$ 9,000
Determined value	3,250
Impairment value	4,200
Bottom of Range [Member] | Suni mineral asset [Member]
Impairment (Details) [Line Items]
Estimated cost	3,000
Top of Range [Member] | Suni mineral asset [Member]
Impairment (Details) [Line Items]
Estimated cost	$ 7,200